UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:

David J. Steirman	San Mateo	CA	August 4, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$491,099

List of Other Included Managers:

                                                                    FORM 13F INFORMATION TABLE
                                                  VALUE    SHARES/   SH/   PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL DSCRETNMANAGERS  SOLE   SHARED   NONE

Advanta Corp A                    CLA  007942105     15127    837457   SH       SOLE             713062       0  124395
Alltrista Corp                    COM  020040101     10586    320800   SH       SOLE             262100       0   58700
Arnold Industries                 COM  042595108     13604    881200   SH       SOLE             755700       0  125500
Cadmus Commun                     COM  127587103        66      4800   SH       SOLE               4800       0       0
Castle Energy           COM PAR$0.50N  148449309      5080    282200   SH       SOLE             228000       0   54200
CommScope Inc                     COM  203372107     31236   1015800   SH       SOLE             859900       0  155900
Congoleum Cl A                    CLA  207195108      1235    171800   SH       SOLE              87800       0   84000
CorVel Corp                       COM  221006109     10901    507000   SH       SOLE             413200       0   93800
Diagnostic Products               COM  252450101      2597     94000   SH       SOLE              94000       0       0
Dress Barn                        COM  261570105      3682    230100   SH       SOLE             213600       0   16500
Echelon Intl                      COM  278747100      8910    398200   SH       SOLE             334900       0   63300
Esco Electronics          COM TR RCPT  269030201      6397    499300   SH       SOLE             392300       0  107000
Ethyl Corp                        COM  297659104     11339   1889800   SH       SOLE            1579700       0  310100
First Bancorp P R                 COM  318672102      6688    296400   SH       SOLE             236300       0   60100
First Health Group                COM  320960107       390     18100   SH       SOLE              18100       0       0
Franklin Electric                 COM  353514102      9724    149600   SH       SOLE             118400       0   31200
Georgia Gulf            COM PAR $0.01  373200203     10825    641500   SH       SOLE             568000       0   73500
Guilford Mills                    COM  401794102      9243    890900   SH       SOLE             742100       0  148800
Handleman                         COM  410252100     13439   1137700   SH       SOLE             924500       0  213200
Host Marriott Srvs                COM  440914109     10100   1243100   SH       SOLE            1055500       0  187600
Illinova Corp                     COM  452317100     12908    473700   SH       SOLE             391000       0   82700
Information Res                   COM  456905108      4915    561700   SH       SOLE             555700       0    6000
Invacare Corp                     COM  461203101     15571    582100   SH       SOLE             480200       0  101900
Jacobs Engineering                COM  469814107     16686    439100   SH       SOLE             364100       0   75000
Justin Industries                 COM  482171105      8269    593300   SH       SOLE             484900       0  108400
Landstar System Inc               COM  515098101     17339    480400   SH       SOLE             384000       0   96400
Lawson Products                   COM  520776105      9345    371000   SH       SOLE             311800       0   59200
MagneTek Inc                      COM  559424106      8813    834400   SH       SOLE             691700       0  142700
Midas                             COM  595626102     21866    770600   SH       SOLE             599900       0  170700
Midwest Express                   COM  597911106     17063    501850   SH       SOLE             364050       0  137800
NCH Corp                          COM  628850109     10157    205200   SH       SOLE             169700       0   35500
Octel Corp                        COM  675727101     11011    880900   SH       SOLE             720400       0  160500
PFF Bancorp                       COM 69331W104      10729    572200   SH       SOLE             462600       0  109600
Penn-America Group                COM  707247102      4644    447600   SH       SOLE             375100       0   72500
Presidential Life Cor             COM  740884101      9308    474300   SH       SOLE             391300       0   83000
Queens County Banc                COM  748242104     11370    351208   SH       SOLE             282252       0   68956
Respironics Inc                   COM  761230101     14888    984300   SH       SOLE             808700       0  175600
Royal Appliance Mfg               COM  780076105      5464    787600   SH       SOLE             772600       0   15000
Scientific Games                  COM  808747109     13759    705600   SH       SOLE             568200       0  137400
Stimsonite Corp                   COM  860832104      9906    677300   SH       SOLE             552300       0  125000
Strattec Security                 COM  863111100      5501    163000   SH       SOLE              98900       0   64100
SunSource Inc                     COM  867948101      2007    155100   SH       SOLE             120300       0   34800
TBC Corp                          COM  872180104      8160   1155400   SH       SOLE             988800       0  166600
Tanger Factory Outlt              COM  875465106      5166    198700   SH       SOLE             197800       0     900
Transport Corp Amer               COM 89385P102       1240     96280   SH       SOLE              71080       0   25200
United Stationers                 COM  913004107      8228    374000   SH       SOLE             345400       0   28600
Varian Inc                        COM  922206107     11838    876900   SH       SOLE             703700       0  173200
Varian Medical Sys                COM 92220P105       7787    308400   SH       SOLE             269800       0   38600
White Mountains Ins               COM  964126106     11125     78900   SH       SOLE              63000       0   15900
Wolverine World Wide              COM  978097103     14869   1062100   SH       SOLE             870300       0  191800